FEDERATED INCOME SECURITIES TRUST

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                               January 6, 2006


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549


     RE: FEDERATED INCOME SECURITIES TRUST (the "Trust")
            Federated Muni and Stock Advantage Fund
           1933 Act File No. 33-3164
           1940 Act File No. 811-4577


Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated December 31, 2005, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 49 on December 29, 2005.

      If you have any questions regarding this certification, please contact me at (412) 288-8239.

                                                Very truly yours,



                                                /s/ Todd P. Zerega
                                                Todd P. Zerega
                                                Assistant Secretary